ACCOUNTS AND NOTES RECEIVABLE, NET	9 Months Ended
Sep. 30, 2024
ACCOUNTS AND NOTES RECEIVABLE, NET
ACCOUNTS AND NOTES RECEIVABLE, NET
3.	ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and the allowance for doubtful debt consisted of the following:

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Accounts receivable	1,903,458	2,105,154
Notes receivable	873	166
Allowance for doubtful debt	(188,356)	(243,492)
	1,715,975	1,861,828

An analysis of the allowance for doubtful debt was as follows:

	For the nine months ended September 30,
	2023	2024
	RMB	RMB
Balance at beginning of the period	134,569	188,356
(Reversal of) additional provision charged to expense	(9,666)	61,937
Write-off of accounts receivable	(133)	(6,801)
Balance at the end of the period	124,770	243,492